DEBT TO RELATED PARTIES (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended					6 Months Ended
	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 31, 2015	May 31, 2014	Jun. 30, 2018	Jun. 30, 2017
Debt Instrument [Line Items]
Interest expense						$ 1,087	$ 840
Loan from related party [Member]
Debt Instrument [Line Items]
Debt instrument, accrued interest	$ 109					149
Interest expense						40	$ 35
Proceeds from related party debt		$ 2,000
Interest rate		7.00%
Principal outstanding	$ 1,300					$ 700
Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement					26.00%
Debt conversion, price per share			$ 0.75	$ 0.75	$ 1.50
Debt conversion, amount converted			$ 5,429
Debt conversion, shares issued			7,238,302
Convertible Note Payable [Member] | Board of Directors [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	Jan. 01, 2019			Jan. 01, 2018		Jun. 30, 2020
Convertible Note Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 37,000
Euro Member Countries, Euro [Member] | Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate					2.00%
United States of America, Dollars | Convertible Note Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate					6.00%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate	7.27%
Debt instrument, principal	$ 24,977					$ 20,964
Debt instrument, accrued interest	$ 12,612					$ 13,754